PHOENIX MULTI-SECTOR FIXED INCOME FUND, INC.
                    PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

                       Supplement dated August 27, 1999 to
                       Prospectus dated March 1, 1999 and
            Statements of Additional Information dated March 1, 1999,
                          as supplemented July 9, 1999

         Effective August 27, 1999, the name of Phoenix Multi-Sector Fixed Income Fund, Inc. has been changed to PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND, INC. and the name of Phoenix Multi-Sector Short Term Bond Fund has been changed to PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND. All references to the funds' names throughout the prospectus and Statements of Additional Information are hereby changed to PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME FUND, INC. and PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND FUND, respectively.

      INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
     AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.




PXP 694NC (8/99)
PXP 695B/NC (8/99)
PXP 694B/NC (8/99)